Basis for consolidation (Details) shares in Thousands, R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) shares
Banco Santander Brasil S A [Member] | Aymore Credit Financiamen To Investimen To S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Financial
Ordinary Shares and Quotas	R$ 50,159
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Banco Santander Brasil S A [Member] | Esfera Fidelidade S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Services Provision
Ordinary Shares and Quotas	R$ 10,001
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Banco Santander Brasil S A [Member] | Gestao Integradade Recebiveisdo Agronegocio S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Debt Collection and Credit Recovery Management
Ordinary Shares and Quotas	R$ 486,010
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Banco Santander Brasil S A [Member] | Em Dia Servicos Especializados Em Cobranca Ltda [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Debt Collection and Credit Recovery Management
Ordinary Shares and Quotas	R$ 257,306
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Banco Santander Brasil S A [Member] | Rojo Entretenimento S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Service Provision
Ordinary Shares and Quotas	R$ 7,417
Equity interest of Banco Santander	95.00%
Ownership Interest	95.00%
Banco Santander Brasil S A [Member] | Sanb Promotora De Vendas E Cobranca Ltda [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Provision of Digital Media Services
Ordinary Shares and Quotas	R$ 71,181
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Banco Santander Brasil S A [Member] | Sancap Investimentos E Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Holding
Ordinary Shares and Quotas	R$ 23,538,159
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Banco Santander Brasil S A [Member] | Santander Brasil Administradora De Consorcio Ltda [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Consortium
Ordinary Shares and Quotas	R$ 872,186
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Banco Santander Brasil S A [Member] | Santander Corretora De Cambio E Valores Mobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Brokerage
Ordinary Shares and Quotas	R$ 14,067,640
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Preferred Shares | shares	14,067,640
Banco Santander Brasil S A [Member] | Santander Corretora De Seguros Investimentos Servicos S A Santander Corretora De Seguros [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Brokerage
Ordinary Shares and Quotas	R$ 7,184
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Banco Santander Brasil S A [Member] | Santander Holding Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Holding
Ordinary Shares and Quotas	R$ 558,601
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Banco Santander Brasil S A [Member] | Santander Leasing S A Arrendamento Mercantil [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Leasing
Ordinary Shares and Quotas	R$ 164
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Banco Santander Brasil S A [Member] | F 1 R S T Tecnologia [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Provision of Technology Services
Ordinary Shares and Quotas	R$ 241,941
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Banco Santander Brasil S A [Member] | S X Negocios Ltda [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Provision of Call Center Services
Ordinary Shares and Quotas	R$ 75,050
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Banco Santander Brasil S A [Member] | Tools Solucoes E Servicos Compartilhados Ltda [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Services Provision
Ordinary Shares and Quotas	R$ 192,000
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Aymore C F I [Member] | Banco Hyundai Capital Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Bank
Ordinary Shares and Quotas	R$ 150,000
Equity interest of Banco Santander	50.00%
Ownership Interest	50.00%
Aymore C F I [Member] | Solutions 4 Fleet [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Tecnology
Ordinary Shares and Quotas	R$ 500,411
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Controlled By Santander Leasing [Member] | Bank Bandepe S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Bank
Ordinary Shares and Quotas	R$ 3,589
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Controlled By Santander Leasing [Member] | Santander Distribuidora De Titulos E Valores Mobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Securities Dealer
Ordinary Shares and Quotas	R$ 461
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Sancap [Member] | Santander Capitalizacao S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Capitalization
Ordinary Shares and Quotas	R$ 64,615
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Sancap [Member] | Evidence Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Pension
Ordinary Shares and Quotas	R$ 42,819,564
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Santander Corretora De Seguros [Member] | America Gestao Servicos Em Energia S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Energy
Ordinary Shares and Quotas	R$ 653
Equity interest of Banco Santander	70.00%
Ownership Interest	70.00%
Santander Corretora De Seguros [Member] | Fit Economia De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Energy Trading
Ordinary Shares and Quotas	R$ 10,400
Equity interest of Banco Santander	65.00%
Ownership Interest	65.00%
Santander Holding Imobiliaria S A [Member] | Summer Empreendimentos Ltda [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Real Estate
Ordinary Shares and Quotas	R$ 17,084
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%
Santander Corretora De Titulos De Valores Mobiliarios Ltda [Member] | Toro Corretorade Titulose Valores Mobiliarios Ltda [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Broker
Ordinary Shares and Quotas	R$ 21,559
Equity interest of Banco Santander	59.64%
Ownership Interest	59.64%
Santander Corretora De Titulos De Valores Mobiliarios Ltda [Member] | Toro Investimentos S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Investments
Ordinary Shares and Quotas	R$ 44,101
Equity interest of Banco Santander	13.23%
Ownership Interest	13.23%
Toro Corretora De Titulos De Valores Mobiliarios Ltda [Member] | Toro Investimentos S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Investments
Ordinary Shares and Quotas	R$ 289,362
Equity interest of Banco Santander	86.77%
Ownership Interest	86.77%
Jointly Controlled Companies By Sancap [Member] | Santander Auto S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Technology
Ordinary Shares and Quotas	R$ 22,452
Equity interest of Banco Santander	50.00%
Ownership Interest	50.00%
Toro Investimentos S A [Member] | Toro Asset Management S A [Member]
IfrsStatementLineItems [Line Items]
Business Segment	Investments
Ordinary Shares and Quotas	R$ 918,264
Equity interest of Banco Santander	100.00%
Ownership Interest	100.00%